Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued. Based on this evaluation, and except as disclosed below, the Company did not identify any subsequent events that require adjustment to, or disclosure in, the financial statements in accordance with U.S. GAAP.

Short-Term Loans

On February 11, 2025, the Company obtained a short-term loan of $274,000 (RMB 2,000,000) from China Minsheng Bank. The loan bears interest at an annual rate of 3.3% per annum and is scheduled to mature on February 11, 2026. The proceeds were designated for working capital to purchase raw materials. The loan is secured by accounts receivable totaling $2,435,520 (RMB 17,777,592) and is personally guaranteed by the CEO and two family members.

On April 10, 2025, the Company repaid a short-term loan of $1,095,996 (RMB 8,000,000) to the Bank of Rizhao and obtained a new short-term loan of $685,000 (RMB 5,000,000) from the same bank. The proceeds from the new loan are designated solely for the purchase of raw materials. The loan bears interest at an annual rate of 3.5% per annum and is scheduled to mature on April 10, 2026. To secure the loan, the Company pledged real estate with an approximate value of $663,000 (RMB 4,836,000). In addition, the CEO and three of the CEO’s family members provided personal guarantees for the loan.

Investment in Joint Venture

On March 10, 2025, Shandong Xiangfeng Heavy Industry Co., Ltd. (“WFOE”) entered into an Investment Framework Agreement (the “Agreement”) with Zhongke Hongyuan (Beijing) Holdings Co., Ltd. (“Zhongke”). Pursuant to the Agreement, WFOE and Zhongke agreed to establish a joint venture entity named Jinan Langchi Heavy Industry Co., Ltd. (“Langchi”). Zhongke will hold a 60% equity interest in Langchi, while WFOE will hold the remaining 40%. Zhongke committed to contribute capital totaling approximately $41.1 million (RMB 300 million), and WFOE committed to contribute approximately $32.9 million (RMB 239.98 million). WFOE will act solely as an investor and will not participate in the management or operations of the joint venture. Both parties are required to transfer their respective capital contributions to Langchi by June 30, 2025. The initial term of the Agreement is effective from March 10, 2025 through December 31, 2025, and may be renewed upon mutual consent. On December 6, 2024, WFOE deposited its capital contribution of approximately $32.9 million (RMB 239,979,300) following the receipt of proceeds from a private placement completed by the Company. This amount is presented in the consolidated balance sheet as December 31, 2024, under the line item, “Deposit for investment in joint venture”.

Related Party Transaction

For the four months ending April 30, 2025, the Company received advances totaling $1.03 million from its related parties and repaid $0.62 million during the same period.